Related Party Transactions - Detailed Information About Conditionally Awarded Cash And Shares of the Members of the Executive Board (Detail)	Dec. 31, 2018 EUR (€) shares
Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	506,004
Total number of shares | €	€ 2,647,383
Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	117,811
Total number of shares | €	€ 629,213
Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	178,192
Total number of shares | €	€ 1,039,130
Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	40,022
Total number of shares | €	€ 156,721
2007 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	9,253
2012 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	32,555
Total number of shares | €	€ 101,768
2012 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	22,370
Total number of shares | €	€ 69,929
2013 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	41,962
Total number of shares | €	€ 206,326
2013 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	19,144
Total number of shares | €	€ 93,534
2013 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	17,652
Total number of shares | €	€ 86,792
2014 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	37,268
Total number of shares | €	€ 251,155
2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	25,956
Total number of shares | €	€ 180,072
2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	75,549
Total number of shares | €	€ 461,305
2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	59,054
Total number of shares | €	€ 392,155
2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	101,805
Total number of shares | €	€ 522,060
2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	74,038
Total number of shares | €	€ 373,369
2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	109,330
Total number of shares | €	€ 573,550
2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	47,539
Total number of shares | €	€ 249,390
2018 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	98,282
Total number of shares | €	€ 531,219
2018 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	70,272
Total number of shares | €	€ 379,823
> 12 months [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	106,560
Total number of shares | €	€ 480,782
> 12 months [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	41,845
Total number of shares | €	€ 263,653
> 12 months [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	31,196
Total number of shares | €	€ 113,325
> 12 months [member] | 2007 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	9,253
> 12 months [member] | 2012 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	32,555
Total number of shares | €	€ 101,768
> 12 months [member] | 2012 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	22,370
Total number of shares | €	€ 69,929
> 12 months [member] | 2013 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	20,981
Total number of shares | €	€ 103,163
> 12 months [member] | 2013 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	9,572
Total number of shares | €	€ 46,767
> 12 months [member] | 2013 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	8,826
Total number of shares | €	€ 43,396
> 12 months [member] | 2014 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	13,552
Total number of shares | €	€ 91,329
> 12 months [member] | 2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	8,652
Total number of shares | €	€ 60,024
> 12 months [member] | 2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	30,219
Total number of shares | €	€ 184,522
> 12 months [member] | 2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	23,621
Total number of shares | €	€ 156,862
12-24 months [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	90,365
Total number of shares | €	€ 495,577
12-24 months [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	59,649
Total number of shares | €	€ 334,569
12-24 months [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	8,826
Total number of shares | €	€ 43,396
12-24 months [member] | 2013 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	20,981
Total number of shares | €	€ 103,163
12-24 months [member] | 2013 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	9,572
Total number of shares | €	€ 46,767
12-24 months [member] | 2013 [member] | Jan J Nooitgedagt [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	8,826
Total number of shares | €	€ 43,396
12-24 months [member] | 2014 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	13,552
Total number of shares | €	€ 91,329
12-24 months [member] | 2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	8,652
Total number of shares | €	€ 60,024
12-24 months [member] | 2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	15,110
Total number of shares | €	€ 92,261
12-24 months [member] | 2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	11,811
Total number of shares | €	€ 78,431
12-24 months [member] | 2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	40,722
Total number of shares | €	€ 208,824
12-24 months [member] | 2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	29,614
Total number of shares | €	€ 149,347
Later than two years and not later than three years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	89,367
Total number of shares | €	€ 494,590
Later than two years and not later than three years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	19,015
Total number of shares | €	€ 99,756
Later than two years and not later than three years [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	35,271
Total number of shares | €	€ 213,129
Later than two years and not later than three years [member] | 2014 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	8,652
Total number of shares | €	€ 60,024
Later than two years and not later than three years [member] | 2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	15,110
Total number of shares | €	€ 92,261
Later than two years and not later than three years [member] | 2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	11,811
Total number of shares | €	€ 78,431
Later than two years and not later than three years [member] | 2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	20,361
Total number of shares | €	€ 104,412
Later than two years and not later than three years [member] | 2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	14,808
Total number of shares | €	€ 74,674
Later than two years and not later than three years [member] | 2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	43,732
Total number of shares | €	€ 229,420
Later than two years and not later than three years [member] | 2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	19,015
Total number of shares | €	€ 99,756
Later than three years and not later than four years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	96,651
Total number of shares | €	€ 523,873
Later than three years and not later than four years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	37,618
Total number of shares | €	€ 201,809
Later than three years and not later than four years [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	26,619
Total number of shares | €	€ 153,105
Later than three years and not later than four years [member] | 2015 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	15,110
Total number of shares | €	€ 92,261
Later than three years and not later than four years [member] | 2015 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	11,811
Total number of shares | €	€ 78,431
Later than three years and not later than four years [member] | 2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	20,361
Total number of shares | €	€ 104,412
Later than three years and not later than four years [member] | 2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	14,808
Total number of shares | €	€ 74,674
Later than three years and not later than four years [member] | 2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	21,866
Total number of shares | €	€ 114,710
Later than three years and not later than four years [member] | 2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	9,508
Total number of shares | €	€ 49,878
Later than three years and not later than four years [member] | 2018 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	39,314
Total number of shares | €	€ 212,490
Later than three years and not later than four years [member] | 2018 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	28,110
Total number of shares | €	€ 151,931
Later than four years and not later than five years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	61,883
Total number of shares | €	€ 325,365
Later than four years and not later than five years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	23,562
Total number of shares | €	€ 125,842
Later than four years and not later than five years [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	14,808
Total number of shares | €	€ 74,674
Later than four years and not later than five years [member] | 2016 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	20,361
Total number of shares | €	€ 104,412
Later than four years and not later than five years [member] | 2016 [member] | Darryl Button [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	14,808
Total number of shares | €	€ 74,674
Later than four years and not later than five years [member] | 2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	21,866
Total number of shares | €	€ 114,710
Later than four years and not later than five years [member] | 2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	9,508
Total number of shares | €	€ 49,878
Later than four years and not later than five years [member] | 2018 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	19,656
Total number of shares | €	€ 106,243
Later than four years and not later than five years [member] | 2018 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	14,054
Total number of shares | €	€ 75,964
Later than five years and not later than six years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	41,522
Total number of shares | €	€ 220,953
Later than five years and not later than six years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	23,562
Total number of shares | €	€ 125,842
Later than five years and not later than six years [member] | 2017 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	21,866
Total number of shares | €	€ 114,710
Later than five years and not later than six years [member] | 2017 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	9,508
Total number of shares | €	€ 49,878
Later than five years and not later than six years [member] | 2018 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	19,656
Total number of shares | €	€ 106,243
Later than five years and not later than six years [member] | 2018 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	14,054
Total number of shares | €	€ 75,964
Later than six years and not later than seven years [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	19,656
Total number of shares | €	€ 106,243
Later than six years and not later than seven years [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	14,054
Total number of shares | €	€ 75,964
Later than six years and not later than seven years [member] | 2018 [member] | Alex Wynaendts [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	19,656
Total number of shares | €	€ 106,243
Later than six years and not later than seven years [member] | 2018 [member] | Matt Rider [member]
Disclosure of key management personnel compensation [line items]
Total number of shares	14,054
Total number of shares | €	€ 75,964